Loans, Impaired Loans, and Allowance for Credit Losses - Schedule of Change from Base to Probability-Weighted ECL (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Difference - in amount	$ 167	$ 100
Difference - in percentage	3.90%	2.60%
Probability weighted method [member]
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Probability-weighted ECL	$ 4,271	$ 3,872
Base scenario [member]
Disclosure of detailed information about financial instruments [line items]
Base ECL	$ 4,104	$ 3,772